Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
4. Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Laboratory and computer equipment	$6,954	$6,397
Furniture and fixtures	826	826
Leasehold improvements	6,905	6,905

	14,685	14,128
Less: Accumulated depreciation and amortization	(8,590)	(6,667)

	$6,095	$7,461

Depreciation and amortization expense was $1.9 million and $2.0 million for the years ended December 31, 2022 and 2021, respectively.